General Information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION:

a.	General

Group

Eco Wave Power Global AB (publ) (“the Parent Company” or together with its subsidiaries “the Company” or “the Group”) is a public limited company organized under the laws of the Kingdom of Sweden formed on March 27, 2019 and registered at the Swedish Companies Registration Office on April 17, 2019. The Company’s American Depositary Shares (“ADSs”) are traded on the Nasdaq Capital Market (the “Nasdaq”) in the United States. The Company’s corporate identity number is 559202-9499 and its address is Strandvägen 7A, 114 56 Stockholm, Sweden. Unless expressly indicated otherwise, all amounts are shown in thousands of U.S. dollars (“USD”).

In July 2021, the Company completed an underwritten public offering of ADSs. The ADSs began trading on Nasdaq on July 1, 2021. See note 12d.

On May 30, 2022, the Nasdaq First North Growth Market Stockholm has accepted the Company’s application to delist its common shares. The last day of trading for the Company’s common shares on Nasdaq First North was June 13, 2022. As a result, since June 14, 2022, the Company’s securities trade exclusively on the Nasdaq in the United States in the form of ADSs.

In December 2024, the Company completed a registered direct offering of 291,000 ADSs at a purchase price of $10.00 per ADS and pre-funded warrants to acquire up to 9,000 ADSs, each representing eight of our common shares, at purchase price of $9.9999 per pre-funded warrant, for gross proceeds of $3,000 thousand, before deducting placement agent fees and offering costs. See note 12d.

Subsidiaries

The Parent Company is the parent company to its wholly-owned subsidiary Eco Wave Power Ltd. Eco Wave Power Ltd. is the parent company of the remaining wholly- and partly-owned subsidiaries:

Name	Main business	Country of registration and incorporation	Year of incorporation	Ownership interest held by the Group on December 31, 2024	Ownership interest held by non- controlling interest on December 31, 2024

Eco Wave Power Ltd. (reg. no. 514593722)	Wave power	Israel	2011	100%	-
Eco Wave Power Australia PTY Ltd. (org. no.632805353)	Wave power	Australia	2020	100%	-
Eco Wave Power Gibraltar Ltd. (org. no.113264)	Wave power	Gibraltar	2015	100%	-
Eco Wave Power Mexico (org. no. 507055)	Wave power	Mexico	2014	60%	40%
Eco Wave Manzanillo I (org. no. 562840)	Wave power	Mexico	2016	99.998 % owned by Eco Wave Power Mexico	0.002%
Suzhou Eco Wave Power Technology Co. Ltd. (org. no. 913205810942967451)	Wave power	China	2014	90%	10%
EW Portugal – Wave Energy Solutions, Unipessoal Ida (Org. no. 516138626) – see Note 16c.	Wave power	Portugal	2021	100%	-
Eco Wave Power U.S., Inc.	Wave Power	USA	2023	100%	-

Joint venture

Name	Main business	Country of registration and incorporation	Year of incorporation	Proportion of the shares on December 31, 2024

EWP EDF One Ltd. (reg. no. 516065943)	Wave power	Israel	2020	50%

The remaining shares of EWP EDF One Ltd. are owned by EDF Renewables in Israel. The aim of this joint venture is to exclusively cooperate in the development, financing, design, procurement, construction and operation of the new pilot project at Jaffa Port and to evaluate further possible collaborations in wave power. EWP EDF One Ltd. commenced operations on January 1, 2021.

b.	Update on Israel-Hamas war implications

In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The intensity and duration of the war is difficult to predict, as such are the war’s economic implications on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2024.

c.	Update on changes in macroeconomic conditions

In preparing the Company’s consolidated financial statements, management also considered the economic implications of interest rates and inflation expectations on its critical and significant accounting estimates. Since 2023, interest rate increases for short-term bank deposits have increased our interest income. Government actions taken to address macroeconomic developments could impact such estimates and may change in future periods.

d.	Approval of consolidated financial statements

The consolidated financial statements of the Group for the year ended December 31, 2024 were approved by the Board of Directors (the “Board”) on March 3, 2025, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer of the Parent Company and the Chief Financial Officer of the Parent Company.